VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Sanabil SA [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

September 30,
2021
Consideration paid:
Cash	$332
Assumed debt	6,548
Noncontrolling interest	221
Total consideration paid	$7,101

Net assets acquired:
Current assets	$4,665
Current liabilities	(4,416)
Property, plant and equipment	5,413
Tradename	323
Customer relationship	453
Total net assets acquired	6,438
Goodwill	663
Total consideration paid	$7,101

The carrying amount of Sanabil SA’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$1,739	$2,670
Accounts receivable	1,001	1,944
Inventory	2,490	936
Other current assets	6,048	3,950
Property, plant, and equipment	4,411	5,233
Intangible assets	652	777
Goodwill	573	636
Total assets	$16,914	$16,146
Accounts payable	$4,170	$3,896
Other liabilities	5,674	6,807
Long-term debt	1,060	1,061
Total liabilities	$10,904	$11,764

SCHEDULE OF OPERATING REVENUE FROM ACQUISITION	The operating results of Sanabil SA included in the consolidated financial statements are as follows:
	December 31,
	2022	2021
	(in thousands)
Revenues	$22,765	$4,840
Net income	$426	$179

SCHEDULE OF FUTURE RESULTS OF OPERATIONS
	December 31,
	2021	2020
	(in thousands)
Revenues	$20,028	$21,915
Net loss	$(458)	$(522)

MDS Burkina [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the preliminary allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$6,153
Assumed debt	7,348
Noncontrolling interest	1,714
Total consideration paid	$15,215

Net assets acquired:
Current assets	$4,559
Current liabilities	(1,144)
Property, plant and equipment	9,970
Total net assets acquired	13,385
Goodwill	1,830
Total consideration paid	$15,215

The carrying amount of MDS Burkina’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$192	$170
Accounts receivable	-	189
Inventory	163	1,038
Other current assets	51	2,126
Property, plant, and equipment	8,793	9,449
Goodwill	1,642	1,744
Total assets	$10,841	$14,716
Accounts payable	$172	$476
Other current liabilities	3,190	507
Long-term debt	1,714	6,621
Total liabilities	$5,076	$7,604

SCHEDULE OF OPERATING REVENUE FROM ACQUISITION	The operating results of MDA Burkina included in the consolidated financial statements are as follows:
	December 31,
	2022	2021
	(in thousands)
Revenues	$2,678	$-
Net loss	$(906)	$(398)

SCHEDULE OF FUTURE RESULTS OF OPERATIONS
	December 31,
	2021	2020
	(in thousands)
Revenues	$520	$272
Net loss	$(817)	$(1,001)

MDS Mali [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$9,579
Assumed debt	9,723
Noncontrolling interest	4,037
Total consideration paid	$23,339

Net assets acquired:
Current assets	$16,715
Current liabilities	(7,293)
Property, plant and equipment	8,289
Tradename	734
Customer relationship	1,760
Other intangible assets	20
Total net assets acquired	20,225
Goodwill	3,114
Total consideration paid	$23,339

The carrying amount of MDS Mali’s assets and liabilities included in the consolidated financial statements are as follows on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$556	$1,011
Accounts receivable	598	1,790
Inventory	1,306	3,132
Other current assets	3	7,571
Property, plant, and equipment	6,732	7,320
Intangible assets	2,072	2,287
Goodwill	2,749	2,919
Total assets	$14,016	$26,030
Accounts payable	$358	$4,493
Other current liabilities	1,456	1,017
Long-term debt	3,531	7,121
Total liabilities	$5,345	$12,631

SCHEDULE OF OPERATING REVENUE FROM ACQUISITION	The operating results of MDA Mali included in the consolidated financial statements are as follows:
	December 31,
	2022	2021
	(in thousands)
Revenues	$24,061	$15,353
Net income	$271	$656

SCHEDULE OF FUTURE RESULTS OF OPERATIONS
	December 31,
	2021	2020
	(in thousands)
Revenues	$19,348	$11,008
Net income (loss)	$831	$(19)

Trigola [Member]
Business Acquisition [Line Items]
SCHEDULE OF OPERATING REVENUE FROM ACQUISITION

The operating results of Trigola included in the consolidated financial statements are as follows for the year ended December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Revenues	$-	$953
Net loss	$(378)	$(47)

SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The carrying amount of the Trigola’s assets and liabilities included in the consolidated financial statements are as on December 31, 2022, and 2021:

	December 31,
	2022	2021
	(in thousands)
Cash	$1,943	$98
Other current assets	162	400
Property, plant, and equipment	5,391	4,124
Total assets	$7,496	$4,622
Accounts payable	$7,496	$4,122
Other current liabilities	28	161
Total liabilities	$7,524	$4,283